PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 28,614	$ 23,337
Less - accumulated depreciation		12,142	8,217
Depreciated cost		16,472	15,120
Computers, software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[1]	17,470	12,976
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,775	6,148
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 4,369	$ 4,213

[1]	For the years ended December 31, 2018 and 2019, the Company capitalized $1,391 and $2,397 including $27 and $193 of share-based compensation costs, relating to its internal use software development, respectively.